U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:

   Invesco Exchange-Traded Fund Trust II
   3500 Lacey Road
   Downers Grove, IL  60515

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Invesco Solar ETF
Invesco 1-30 Laddered Treasury ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco Fundamental High Yield Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco Preferred ETF
Invesco Taxable Municipal Bond ETF
Invesco Treasury Collateral ETF
Invesco Variable Rate Preferred ETF
Invesco VRDO Tax-Free Weekly ETF
Invesco Senior Loan ETF
Invesco DWA SmallCap Momentum ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco Russell 1000 Enhanced Equal Weight ETF
Invesco Russell 1000 Equal Weight ETF
Invesco Russell 1000 Low Beta Equal Weight ETF
Invesco S&P 500 Enhanced Value ETF
Invesco S&P 500 ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500 High Beta ETF
Invesco S&P 500 High Dividend Low Volatility ETF
Invesco S&P 500 Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500 Momentum ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Quality ETF
Invesco PureBetaSM MSCI USA ETF
Invesco PureBetaSM MSCI USA Small Cap ETF
Invesco PureBetaSM US Aggregate Bond ETF
Invesco S&P 500 Revenue ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Russell 1000 Low Volatility Factor ETF
Invesco Russell 1000 Momentum Factor ETF
Invesco Russell 1000 Quality Factor ETF
Invesco Russell 1000 Size Factor ETF
Invesco Russell 1000 Value Factor ETF
Invesco Russell 1000 Yield Factor ETF
Invesco LadderRite 0-5 Corporate Bond ETF
Invesco Global ESG Revenue ETF
Invesco Global Revenue ETF
Invesco S&P Financials Revenue ETF
Invesco DWA Tactical Multi-Asset Income ETF
Invesco DWA Tactical Sector Rotation ETF
Invesco S&P High Income Infrastructure ETF
Invesco Shipping ETF


3.  Investment Company Act File Number: 811-21977

    Securities Act File Number: 333-138490

4.  (a)  Last day of fiscal year for which this Form is filed: August 31, 2020

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [   ]

    (c)  Check box if this is the last time the issuer will be filing
    this form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $24,242,818,138

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $25,284,858,479

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $0

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii)]:                            - $25,284,858,479

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $(1,042,040,341)

    (vii) Multiplier for determining registration fee:    x 0.0001091

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         = $0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                         + $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                         = $0

9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:   November 23, 2020
                                       CIK: 0001378872

    Method of Delivery:

    [ ]   Wire Transfer
    [ ]   Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/ Mary Juenke
        Mary Juenke
        Assistant Treasurer

Date:   November 23, 2020